Real Estate - Narrative (Details) $ in Thousands, ft² in Millions				9 Months Ended		12 Months Ended
	Nov. 20, 2017 USD ($)	Oct. 19, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) ft² state Property building property parcel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft² state Property building property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Real Estate [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						10 years 3 months 18 days	11 years 4 months 24 days
Number of properties | Property				27		27
Number of Buildings | building				35		35
Number of states | state				17		17
Depreciation				$ 15,284	$ 15,053	$ 20,194	$ 11,630	$ 4,916
Amortization expense				18,099	17,657	23,756	$ 16,264	7,145
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 1,100,000		$ 1,100,000
Approx. Square Feet | ft²				7.3		7.3
Amortization				$ 18,100		$ 23,800
Minimum
Real Estate [Line Items]
Real Estate Acquisition, As-if-Vacant Valuation, Discount Rate						5.75%
Maximum
Real Estate [Line Items]
Real Estate Acquisition, As-if-Vacant Valuation, Discount Rate						8.25%
Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Number Of Properties Serving As Collateral | property						8
Gain (Loss) on Termination of Lease						$ 12,800
Finance Lease, Weighted Average Remaining Lease Term						6 years 6 months 4 days	7 years 1 month 6 days
Number of properties | property				76		73
Number of states | state				20		20
Number of land parcels held for future development | parcel				2
Purchase price				$ 3,000,000		$ 2,800,000
Depreciation				44,390	42,244	55,982	$ 56,707	43,320
Amortization expense				44,868	46,539	$ 60,601	$ 74,142	$ 69,428
Lease Termination Fee Payment Period						2 years
Quarterly Lease Termination Fee Payment						$ 1,600
Unamortized In-Place Lease Intangible Assets Accelerated As A Result Of Lease Termination						3,400
Deferred Rent Revenue Recognized During Period				$ 10,210	$ 8,508	400
Impairment Provision Related To Lease Intangibles						5,700
Real Estate Not Recoverable						$ 2,800
Griffin Capital Essential Asset REIT, Inc. [Member] | Discount rate
Real Estate [Line Items]
Discount rate (percent)						0.07
Griffin Capital Essential Asset REIT, Inc. [Member] | Discount rate | Minimum
Real Estate [Line Items]
Discount rate (percent)				0.0625
Griffin Capital Essential Asset REIT, Inc. [Member] | Discount rate | Maximum
Real Estate [Line Items]
Discount rate (percent)				0.0775
12669 Encinitas Avenue [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Proceeds from sale of property			$ 10,000
Real Estate Investments, Net			5,400
Gains (Losses) on Sales of Investment Real Estate			$ 4,000
One Century Plaza, Nashville, TN [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Proceeds from sale of property		$ 100,000
Real Estate Investments, Net		67,900
Gains (Losses) on Sales of Investment Real Estate		$ 32,100
DreamWorks Property [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Proceeds from sale of property	$ 290,000
Real Estate Investments, Net	210,100
Gains (Losses) on Sales of Investment Real Estate	$ 79,900